Segment Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Segment Reporting Information [Line Items]
Interest income	$ 431	$ 399
Interest expense	156	158
Provision for finance receivable losses	91	79
Net interest income after provision for finance receivable losses	184	162
Net gain on sale of SpringCastle interests	167	0
Other revenues	89	54
Other expenses	191	169
Income before provision for income taxes	249	47
Income before provision for income taxes attributable to non-controlling interests	28	33
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	221	14
Assets	10,501	12,362	$ 12,188
Other assets	287		$ 281
New Accounting Pronouncement, Early Adoption, Effect
Segment Reporting Information [Line Items]
Other assets		32
Operating Segments | Consumer and Insurance
Segment Reporting Information [Line Items]
Interest income	311	254
Interest expense	95	40
Provision for finance receivable losses	73	55
Net interest income after provision for finance receivable losses	143	159
Net gain on sale of SpringCastle interests	0
Other revenues	45	51
Other expenses	174	140
Income before provision for income taxes	14	70
Income before provision for income taxes attributable to non-controlling interests	0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	14	70
Assets	5,704	4,821
Operating Segments | Acquisitions and Servicing
Segment Reporting Information [Line Items]
Interest income	102	122
Interest expense	20	23
Provision for finance receivable losses	14	20
Net interest income after provision for finance receivable losses	68	79
Net gain on sale of SpringCastle interests	167
Other revenues	0	5
Other expenses	14	16
Income before provision for income taxes	221	68
Income before provision for income taxes attributable to non-controlling interests	28	33
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	193	35
Assets	101	2,073
Operating Segments | Real estate loans
Segment Reporting Information [Line Items]
Interest income	15	18
Interest expense	13	60
Provision for finance receivable losses	2	2
Net interest income after provision for finance receivable losses	0	(44)
Net gain on sale of SpringCastle interests	0
Other revenues	(11)	3
Other expenses	7	7
Income before provision for income taxes	(18)	(48)
Income before provision for income taxes attributable to non-controlling interests	0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	(18)	(48)
Assets	667	3,613
Other
Segment Reporting Information [Line Items]
Interest income	1	2
Interest expense	4	10
Net interest income after provision for finance receivable losses	(3)	(8)
Net gain on sale of SpringCastle interests	0
Other revenues	50	2
Other expenses	(4)	5
Income before provision for income taxes	51	(11)
Income before provision for income taxes attributable to non-controlling interests	0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	51	(11)
Assets	4,042	1,832
Eliminations
Segment Reporting Information [Line Items]
Interest income		0
Interest expense		(5)
Net interest income after provision for finance receivable losses		5
Other revenues		(5)
Other expenses		0
Income before provision for income taxes		0
Income before provision for income taxes attributable to non-controlling interests		0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation		0
Segment GAAP Adjustment [Member]
Segment Reporting Information [Line Items]
Interest income	2	3
Interest expense	24	30
Provision for finance receivable losses	2	2
Net interest income after provision for finance receivable losses	(24)	(29)
Net gain on sale of SpringCastle interests	0
Other revenues	5	(2)
Other expenses	0	1
Income before provision for income taxes	(19)	(32)
Income before provision for income taxes attributable to non-controlling interests	0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	(19)	(32)
Assets	$ (13)	$ 23